Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARBOR FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2025
Harbor Large Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Harbor Large Cap Value FundFund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, do affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 11%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees for the Investor Class.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in equity securities, principally common and preferred stocks of large cap companies. Under normal market conditions, the Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in securities of large cap companies. The Fund defines large cap companies as those with market capitalizations that fall within the range of the Russell 1000® Value Index. As of December 31, 2024, the range of the Index was $159 million to $977.46 billion, but it is expected to change frequently. The Subadvisor employs a fundamental, bottom-up research driven approach to identify approximately 35 to 45 companies for investment by the Fund. The Subadvisor focuses on those companies that it believes are higher quality businesses that are undervalued by the market relative to what the Subadvisor believes to be their fair value. The Subadvisor seeks to identify higher quality companies by focusing on the following attributes: ■Attractive business fundamentals ■Strong financials ■Experienced, motivated company management ■High and/or consistently improving market position, return on invested capital and operating margins The Subadvisor then assesses the attractiveness of the valuations of those higher quality companies by analyzing a variety of valuation metrics, such as cash flow return on enterprise value, price-to-earnings, sales and free cash flow ratios and break-up values, among others. The Subadvisor looks for potential catalysts for the company’s business that could help unlock what the Subadvisor believes is the company’s true value, including: ■Productive use of strong free cash flow ■Restructuring and/or productivity gains ■Change in management or control ■Innovative, competitively superior products ■Accretive acquisitions or divestitures The Subadvisor also considers environmental, social and governance (“ESG”) factors to be integral components its analysis and engages with companies on these topics. The key ESG considerations may vary depending on the industry, sector, geographic region or other factors and the core business of each issuer. The Fund may invest up to 20% of its total assets in the securities of foreign issuers, including issuers located or doing business in emerging markets. The Subadvisor may sell a holding if the value potential is realized, if warning signals emerge of fundamental deterioration, or if the valuation is no longer compelling relative to other investment opportunities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and tables are intended to help you understand the risks and potential rewards of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compare to a broad measure of market performance and an additional index over time. Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information please visit the Fund’s website at harborcapital.comor call 800-422-1050.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Institutional Class has varied from one calendar year to another over the periods shown. The table shows how the Fund’s average annual total returns of the share classes presented compare to a broad measure of market performance and an additional index over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-422-1050
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	harborcapital.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	 Please note that the Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the time periods shown in the bar chart, the Fund’s highest and lowest returns for a calendar quarter were:Total ReturnsQuarter/YearBest Quarter20.89%Q2 2020Worst Quarter-24.01%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns — As of December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	 Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on a shareholder’s individual tax situation and may differ from those shown. The after-tax returns shown are not relevant to tax-exempt shareholders or shareholders who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. In some cases, average annual total return “After Taxes on Distributions and Sale of Fund Shares” may exceed the return “Before Taxes” and/or “After Taxes on Distributions” due to an assumed tax benefit for any losses on a sale of Fund shares at the end of the measurement period.After-tax returns are shown for Institutional Class shares only. After-tax returns for each of the Retirement, Administrative, and Investor Class of shares will vary.
Harbor Large Cap Value Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	This means that you could lose money on your investment in the Fund or the Fund may not perform as well as other investment options.
Harbor Large Cap Value Fund | Equity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Risk: The values of equity or equity-related securities may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.
Harbor Large Cap Value Fund | Limited Number of Holdings Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Limited Number of Holdings Risk: The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.
Harbor Large Cap Value Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Events such as war, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments.
Harbor Large Cap Value Fund | Value Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Style Risk: Securities issued by companies that may be perceived as undervalued may fail to appreciate for long periods of time and may never realize their full potential value. Over time, a value oriented investing style may go in and out of favor, which may cause the Fund to underperform other equity funds that use different investing styles.
Harbor Large Cap Value Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. The issuers of depositary receipts may discontinue issuing new depositary receipts and withdraw existing depositary receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance. Depositary receipts are subject to the risks associated with investing directly in foreign securities.
Harbor Large Cap Value Fund | ESG Factors Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ESG Factors Risk: The consideration of ESG factors by the Subadvisor and/or Advisor, as applicable, could cause the Fund to perform differently than other funds. ESG factors are not the only consideration used by the Subadvisor and/or Advisor, as applicable, in making investment decisions for the Fund and the Fund may invest in a company that scores poorly on ESG factors if it scores well on other criteria. ESG factors may not be considered for every investment decision.
Harbor Large Cap Value Fund | Foreign Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Securities Risk: Because the Fund may invest in securities of foreign issuers, an investment in the Fund is subject to special risks in addition to those of U.S. securities. These risks include heightened political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, possible sanctions by governmental bodies of other countries and less stringent investor protection and disclosure standards of foreign markets. Foreign securities are sometimes less liquid and harder to value than securities of U.S. issuers. These risks are more significant for issuers in emerging market countries. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.
Harbor Large Cap Value Fund | Issuer Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Issuer Risk: An adverse event affecting a particular issuer in which the Fund is invested, such as an unfavorable earnings report, may depress the value of that issuer’s securities, sometimes rapidly or unpredictably.
Harbor Large Cap Value Fund | Large Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Cap Risk: Large cap stocks may fall out of favor relative to small or mid cap stocks, which may cause the Fund to underperform other equity funds that focus on small or mid cap stocks. Large cap companies may be less able than smaller cap companies to adapt to changing market conditions and may be more mature and subject to more limited growth potential than smaller cap companies.
Harbor Large Cap Value Fund | Preferred Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Preferred Stock Risk: Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.
Harbor Large Cap Value Fund | Selection Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Selection Risk: The Subadvisor’s judgment about the attractiveness, value and growth potential of a particular security may be incorrect, which may cause the Fund to underperform. Additionally, the Subadvisor and/or Advisor, as applicable, potentially will be prevented from executing investment decisions at an advantageous time or price as a result of domestic or global market disruptions, particularly disruptions causing heightened market volatility and reduced market liquidity, as well as increased or changing regulations. Thus, investments that a Subadvisor and/or Advisor, as applicable, believes represent an attractive opportunity or in which the Fund seeks to obtain exposure may be unavailable entirely or in the specific quantities or prices sought by a Subadvisor and/or Advisor, as applicable, and the Fund may need to obtain the exposure through less advantageous or indirect investments or forgo the investment at the time.
Harbor Large Cap Value Fund | Retirement Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.61%	[2]
One Year	rr_ExpenseExampleYear01	$ 62
Three Years	rr_ExpenseExampleYear03	202
Five Years	rr_ExpenseExampleYear05	354
Ten Years	rr_ExpenseExampleYear10	$ 796
One Year	rr_AverageAnnualReturnYear01	7.49%	[3]
Annualized Five Years	rr_AverageAnnualReturnYear05	9.44%	[3]
Annualized Ten Years	rr_AverageAnnualReturnYear10	10.85%	[3]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2016	[3]
Harbor Large Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.69%	[2]
One Year	rr_ExpenseExampleYear01	$ 70
Three Years	rr_ExpenseExampleYear03	227
Five Years	rr_ExpenseExampleYear05	398
Ten Years	rr_ExpenseExampleYear10	$ 892
2015	rr_AnnualReturn2015	2.74%
2016	rr_AnnualReturn2016	17.13%
2017	rr_AnnualReturn2017	22.31%
2018	rr_AnnualReturn2018	(8.95%)
2019	rr_AnnualReturn2019	32.84%
2020	rr_AnnualReturn2020	14.43%
2021	rr_AnnualReturn2021	24.96%
2022	rr_AnnualReturn2022	(14.94%)
2023	rr_AnnualReturn2023	19.67%
2024	rr_AnnualReturn2024	7.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.01%)
One Year	rr_AverageAnnualReturnYear01	7.45%
Annualized Five Years	rr_AverageAnnualReturnYear05	9.36%
Annualized Ten Years	rr_AverageAnnualReturnYear10	10.78%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 1987
Harbor Large Cap Value Fund | Administrative Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.94%	[2]
One Year	rr_ExpenseExampleYear01	$ 96
Three Years	rr_ExpenseExampleYear03	306
Five Years	rr_ExpenseExampleYear05	533
Ten Years	rr_ExpenseExampleYear10	$ 1,187
One Year	rr_AverageAnnualReturnYear01	7.16%
Annualized Five Years	rr_AverageAnnualReturnYear05	9.07%
Annualized Ten Years	rr_AverageAnnualReturnYear10	10.49%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	9.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor Large Cap Value Fund | Investor Class
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.04%	[2]
One Year	rr_ExpenseExampleYear01	$ 106
Three Years	rr_ExpenseExampleYear03	337
Five Years	rr_ExpenseExampleYear05	587
Ten Years	rr_ExpenseExampleYear10	$ 1,303
One Year	rr_AverageAnnualReturnYear01	7.00%
Annualized Five Years	rr_AverageAnnualReturnYear05	8.96%
Annualized Ten Years	rr_AverageAnnualReturnYear10	10.37%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	9.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 01, 2002
Harbor Large Cap Value Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.59%
Annualized Five Years	rr_AverageAnnualReturnYear05	8.15%
Annualized Ten Years	rr_AverageAnnualReturnYear10	9.71%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Large Cap Value Fund | After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.74%
Annualized Five Years	rr_AverageAnnualReturnYear05	7.28%
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.66%
Annualized Since Inception	rr_AverageAnnualReturnSinceInception
Harbor Large Cap Value Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.02%	[4]
Annualized Five Years	rr_AverageAnnualReturnYear05	14.53%	[4]
Annualized Ten Years	rr_AverageAnnualReturnYear10	13.10%	[4]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	11.28%	[4]
Harbor Large Cap Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)[ctag:span_t-r]
Risk Return Abstract	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.37%	[5]
Annualized Five Years	rr_AverageAnnualReturnYear05	8.68%	[5]
Annualized Ten Years	rr_AverageAnnualReturnYear10	8.49%	[5]
Annualized Since Inception	rr_AverageAnnualReturnSinceInception	10.38%	[5]

[1]	Restated to reflect current fees for the Investor Class.
[2]	The Advisor has contractually agreed to limit the Fund’s operating expenses, excluding interest expense (if any), to 0.61%, 0.69%, 0.94%, and 1.04% for the Retirement Class, Institutional Class, Administrative Class, and Investor Class, respectively, through February 28, 2026. Only the Fund’s Board of Trustees may modify or terminate this agreement.
[3]	Retirement Class shares commenced operations on March 1, 2016. The performance attributed to the Retirement Class shares prior to that date is that of the Institutional Class shares. Performance prior to March 1, 2016 has not been adjusted to reflect the lower expenses of Retirement Class shares. During this period, Retirement Class shares would have had returns similar to, but potentially higher than, Institutional Class shares due to the fact that Retirement Class shares represent interests in the same portfolio as Institutional Class shares but are subject to lower expenses.
[4]	Since Inception return based on the inception date of the Institutional Class shares. This index represents a broad measure of market performance.
[5]	Since Inception return based on the inception date of the Institutional Class shares. The Advisor considers this index to be representative of the Fund’s principal investment strategies and therefore the appropriate benchmark index for the Fund for performance comparison purposes.